Revenue	12 Months Ended
Dec. 31, 2021
Revenue [Abstract]
Revenue
31.	REVENUE

	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Revenue from contracts with customers	$206,360	$206,396	$208,412
Other revenues
Government grants income	205	219	1,037
Rental income	818	843	864
Others	137	151	165
	1,160	1,213	2,066
Total	$207,520	$207,609	$210,478

For the information of performance obligations related to customer contracts, please refer to Note 3 Summary of Significant Accounting Policies for details.

a.	Disaggregation of revenue

2019

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Main Products and Service Revenues
Mobile services revenue	$—	$58,703	$—	$—	$—	$58,703
Sales of products	1,957	35,545	41	265	3,785	41,593
Local telephone and domestic long distance telephone services revenue	27,929	—	—	—	—	27,929
Broadband access and domestic leased line services revenue	22,116	—	—	—	—	22,116
Data Communications internet services revenue	—	—	21,003	—	—	21,003
International network and leased line services revenue	—	—	—	7,066	—	7,066
Others	13,064	1,142	8,790	4,144	810	27,950
	$65,066	$95,390	$29,834	$11,475	$4,595	$206,360

2020

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Main Products and Service Revenues
Mobile services revenue	$—	$56,724	$—	$—	$—	$56,724
Sales of products	2,214	32,112	107	313	4,645	39,391
Local telephone and domestic long distance telephone services revenue	26,475	—	—	—	—	26,475
Broadband access and domestic leased line services revenue	22,420	—	—	—	—	22,420
Data Communications internet services revenue	—	—	21,447	—	—	21,447
International network and leased line services revenue	—	—	—	3,884	—	3,884
Others	17,695	1,307	10,255	4,485	2,313	36,055
	$68,804	$90,143	$31,809	$8,682	$6,958	$206,396

2021

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Main Products and Service Revenues
Mobile services revenue	$—	$58,048	$—	$—	$—	$58,048
Sales of products	2,173	35,414	128	12	5,180	42,907
Local telephone and domestic long distance telephone services revenue	25,704	—	—	—	—	25,704
Broadband access and domestic leased line services revenue	23,012	—	—	—	—	23,012
Data Communications internet services revenue	—	—	22,281	—	—	22,281
International network and leased line services revenue	—	—	—	4,367	—	4,367
Others	13,255	1,222	10,428	4,246	2,942	32,093
	$64,144	$94,684	$32,837	$8,625	$8,122	$208,412

b.	Contract balances

	January 1,	December 31
	2020	2020	2021
	NT$	NT$	NT$
	(In Millions)
Trade notes and accounts receivable (Note 10)	$26,408	$22,622	$23,947
Contract assets
Products and service bundling	$6,943	$7,232	$7,197
Others	116	612	983
Less : Loss allowance	(17)	(18)	(18)
	$7,042	$7,826	$8,162
Current	$4,441	$5,331	$5,554
Noncurrent	2,601	2,495	2,608
	$7,042	$7,826	$8,162
Contract liabilities
Telecommunications business	$12,772	$13,602	$13,144
Project business	10,360	6,687	5,435
Products and service bundling	39	16	4
Others	510	421	491
	$23,681	$20,726	$19,074
Current	$16,840	$13,437	$12,234
Noncurrent	6,841	7,289	6,840
	$23,681	$20,726	$19,074

The changes in the contract asset and the contract liability balances primarily result from the timing difference between the satisfaction of performance obligations and the payments collected from customers.  Significant changes of contract assets and liabilities recognized resulting from product and service bundling were as follows:

	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Contract assets
Net increase of customer contracts	$6,066	$5,972	$6,035
Reclassified to trade receivables	(6,405)	(5,681)	(6,039)
	$(339)	$291	$(4)
Contract liabilities
Net increase of customer contracts	$22	$7	$—
Recognized as revenues	(89)	(30)	(12)
	$(67)	$(23)	$(12)

The Company applies the simplified approach to recognize expected credit losses prescribed by IFRS 9, which permits the use of lifetime expected loss provision for receivables.  Contract assets will be reclassified to trade receivables when the corresponding invoice is billed to the client. Contract assets have substantially the same risk characteristics as the trade receivables of the same types of contracts.  Therefore, the Company concluded that the expected loss rates for trade receivables can be applied to the contract assets.

Revenue recognized for the period that was included in the contract liability at the beginning of the year was as follows:

	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Telecommunications business	$6,186	$5,492	$5,952
Project business	3,973	6,092	4,630
Others	404	512	431
	$10,563	$12,096	$11,013
c.	Incremental costs of obtaining contracts
	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Noncurrent
Incremental costs of obtaining contracts	$1,000	$988

The Company considered the past experience and the default clauses in the telecommunications service contracts and believes the commissions and equipment subsidies paid for obtaining such contracts are expected to be recoverable; therefore, such costs were capitalized.  Amortization expenses for the years ended December 31 2019, 2020 and 2021 were $1,173 million, $772 million and $815 million, respectively.

d.	Remaining Performance Obligations

As of December 31, 2021, the aggregate amount of transaction price allocated to performance obligations for non-cancellable telecommunications service contracts that are unsatisfied is $29,380 million.  The Company recognizes revenue when service is provided over contract terms.  The Company expects to recognize such revenue of $18,350 million, $8,603 million and $2,427 million in 2022, 2023 and 2024, respectively.  The variable consideration collected from customers on nonrecurring basis resulting from exceeded usage from monthly fee and revenue recognized for contracts that the Company has a right to consideration from customers in the amount corresponding directly with the value to the customers of the Company’s performance completed to date have been excluded from the disclosure of remaining performance obligations.

As of December 31, 2021, the aggregate amount of transaction price allocated to performance obligations for non-cancellable project business contracts that are unsatisfied is $19,030 million.  The Company recognizes revenues when the project business contract is completed and accepted by customers.  The Company expects to recognize such revenue of $9,033 million, $4,781 million and $5,216 million in 2022, 2023 and 2024, respectively.  Project business contracts whose expected duration are less than a year have been excluded from the aforementioned disclosure.